Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,551,808	$ 1,550,716
Less: accumulated depreciation and amortization	(1,058,691)	(1,001,079)
Property and equipment, net	493,117	549,637
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	461,262	484,951
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	123,109	128,047
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	221,780	224,364
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	237,988	179,613
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	347,150	364,979
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 160,519	$ 168,762